Principal Accounting Policies - Schedule of Fair value Level 3 Investment (Details) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair value of Level 3 investment at the beginning of the year	¥ 825,970	$ 126,585	¥ 1,100,080
Addition			494,100
Decrease	(754,013)	(115,557)	(795,587)
The change in fair value of the investments	(451)	(69)	27,377
Fair value of Level 3 investment at the end of the year	¥ 71,506	$ 10,959	¥ 825,970